WACHOVIA EQUITY FUND
WACHOVIA GROWTH & INCOME FUND
WACHOVIA EMERGING MARKETS FUND
WACHOVIA BALANCED FUND
WACHOVIA INTERMEDIATE FIXED INCOME FUND
(PORTFOLIOS OF THE WACHOVIA FUNDS)
WACHOVIA VIRGINIA MUNICIPAL BOND FUND (PORTFOLIOS OF THE WACHOVIA MUNICIPAL FUNDS) Class A Shares and Class B Shares Supplement to Combined Prospectus dated March 7, 1998

A. Effective immediately, Michael O. Mercer, F. Stanley King, Joseph H. Waterfill, John F. Hageman, Daniel S. Earthman, Russell L. Kimbro and Matthew McGuinness will manage the Equity Fund and Balanced Fund and effective July 1, 1998, will manage the Growth & Income Fund. Accordingly, please delete references to all other portfolio managers of these Funds.

B. Please add the following as the second full paragraph on page 29:

"Matthew J. McGuinness is a portfolio manager of the Equity Fund, Balanced Fund and Growth & Income Fund. He is a Vice President and Portfolio Manger in Personal Trust Portfolio Management for Wachovia Asset Management. Mr. McGuinness joined Wachovia in 1991 in the Estates/Closely-Held Unit. In 1994, he became responsible for managing Personal Financial Services investment portfolios. He received an MBA from the University of North Carolina at Chapel Hill and is a Chartered Financial Analyst.

C. Please add the following as the last paragraph of the section entitled "Performance Information" on page 39:

"Performance Information for Predecessor Mutual Funds

The Growth & Income Fund, Intermediate Fixed Income Fund and Virginia Municipal Bond Fund (the "Successor Funds") are the successors to portfolios of the MarketWatch Funds, which were previously managed by the Adviser. On March 27, 1998, the assets and liabilities of the respective MarketWatch Funds were transferred to the Successor Funds in exchange for each Fund's shares, respectively. The Adviser has represented that the each Successor Fund's investment objective, policies and limitations are in all material respects equivalent to those of the respective MarketWatch Fund.

The Growth & Income Fund's average annual total returns for the one-, three-, and five-year periods ended April 30, 1998, and since inception (January 29, 1993), reflecting the maximum sales charge (i.e., 4.50%) were 32.59%, 28.92,%, 20.74% and 18.73%, respectively. The Growth & Income Fund's average annual total returns for the one-, and five-year periods ended April 30, 1998, and since inception (January 29, 1993), without reflecting the sales charge were 38.81%, 30.91%, 20.74% and 19.77%, respectively. The Intermediate Fixed Income Fund's average annual total returns for the one-, three-, and five--year periods ended April 30, 1998, and since inception (January 29, 1993), reflecting the maximum sales charge (i.e., 4.50%) were 5.60%, 5.73,%, 4.34% and 4.61%, respectively.
The Intermediate Fixed Income Fund's average annual total returns for the one-, and five-year periods ended April 30, 1998, and since inception (January 29, 1993), without reflecting the sales charge were 10.54%, 7.36%, 5.31% and 5.52%, respectively. The Virginia Municipal Bond Fund's average annual total returns for the one-, three-and five-year periods ended April 30, 1998, and since inception (February 1, 1993), reflecting the maximum sales charge (i.e., 4.50%) were 3.34%, 4.62,%, 3.54% and 3.81%, respectively. The Virginia Municipal Bond Fund's average annual total returns for the one-, and five-year periods ended April 30, 1998, and since inception (February 1, 1993), without reflecting the sales charge were 8.23%, 6.23%, 4.50% and 4.72%, respectively. The quoted performance data includes the performance of the Successor Funds for periods after the past performance data shown above is not necessarily indicative of the Successor Funds' future performance. The MarketWatch Funds did not offer separate classes of shares and were subject to different expenses, and therefore, performance may vary."

                                                            June 16, 1998


     Cusip 929901601
                   929901502
             929901734
             929901742
             929901759
             929901692
             929901718
             929901726
             929901650
             929901643
             929901676
             929901668
             929902708
             929902807
     G02165-07 (6/98)
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


THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS
Class Y Shares
Supplement to Combined Prospectus dated March 7, 1998

A. Please add the following as the second to the last sentence of the first paragraph of the section entitled "General Information" on page 6:


      "Class Y Shares are also offered to participants in qualified retirement plans that offer a Wachovia Fund as an investment option through a program known as "Institutional Solutions" marketed by Delaware Investment and Retirement Services, Inc."

B. Effective immediately, Michael O. Mercer, F. Stanley King, Joseph H. Waterfill, John F. Hageman, Daniel S. Earthman, Russell L. Kimbro and Matthew McGuinness will manage the Equity Fund and Balanced Fund and effective July 1, 1998, will manage the Growth & Income Fund. Accordingly, please delete references to all other portfolio managers of these Funds.



C. Please add the following as the fifth full paragraph on page 25:



"Matthew J. McGuinness is a portfolio manager of the Equity Fund, Balanced Fund and Growth & Income Fund. He is a Vice President and Portfolio Manger in Personal Trust Portfolio Management for Wachovia Asset Management. Mr. McGuinness joined Wachovia in 1991 in the Estates/Closely-Held Unit. In 1994, he became responsible for managing Personal Financial Services investment portfolios. He received an MBA from the University of North Carolina at Chapel Hill and is a Chartered Financial Analyst.


D. Please add the following as the last paragraph of the section entitled "Performance Information" on page 32:



 "Performance Information for Predecessor Mutual Fund

The Growth & Income Fund, Intermediate Fixed Income Fund and Virginia Municipal Bond Fund (the "Successor Funds") are the successors to portfolios of the MarketWatch Funds, which were previously managed by the Adviser. On March 27, 1998, the assets and liabilities of the respective MarketWatch Funds were transferred to the Successor Funds in exchange for each Fund's shares, respectively. The Adviser has represented that the each Successor Fund's investment objective, policies and limitations are in all material respects equivalent to those of the respective MarketWatch Fund.

The Growth & Income Fund's average annual total returns for the one-, three-, and five-year periods ended April 30, 1998, and since inception (January 29, 1993), were 38.81%, 30.91,%, 20.74% and 19.77%, respectively. The Intermediate
Fixed Income Fund's average annual total returns for the one-, three-, and five-year periods ended April 30, 1998, and since inception (January 29, 1993), were 10.54%, 7.36,%, 5.31% and 5.52%, respectively. The Virginia Municipal Bond Fund's average annual total returns for the one-, three-, and five-year periods ended April 30, 1998, and since inception (February 1, 1993), were 8.23%, 6.23,%, 4.50% and 4.72%, respectively. The quoted performance data includes the performance of the Successor Funds for periods after the Successor Funds' registration statement became effective, as adjusted to reflect the Successor Funds' Class Y Shares' anticipated expenses as set forth in the "Expenses of the Funds'" section of this prospectus. The past performance data shown above is not necessarily indicative of the Successor Funds' future performance. The MarketWatch Funds did not offer separate classes of shares and were subject to different expenses, and therefore, performance may vary."

                                                            June 16, 1998

     Cusip 929901601    929901784
                   929901502  929901841
             929901734  929901858
             929901742  929901767
             929901759  929901775
             929901692  929901783
             929901718  929901791
             929901726  929901817
             929901650  929901809
             929901643  929901882
             929901676  929901700
             929901668  929902104
             929902708  929902203
             929902807  929902500
             929901866  929902609
             929902401  929902302
     G02165-08(6/98)




[GRAPHIC OMITTED]